PREPAID EXPENSES AND OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Long-Term Assets

	December 31,
	2023	2022
Deferred commission costs	$129,687	$138,861
Severance pay fund	11,808	11,967
Prepaid expenses	74,421	74,819
Other	3,416	5,849
	$219,332	$231,496